Warrants (Tables)	12 Months Ended
Dec. 31, 2012
Warrants and Rights Note Disclosure [Abstract]
Schedule of Stockholders Equity Note, Warrants or Rights [Table Text Block]	The following table outlines the warrants outstanding as of December 31, 2012:
Name	Number of Warrants Issued	Exercise Price	Expiration Date

Warrants	2,115,385	$0.858	8/10/2014